Document and Entity Information	Sep. 08, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002131350
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	B&R TECHNOLOGY MERGER CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-43408
Entity Tax Identification Number	98-1902448
Entity Address, Address Line One	2300 West Sahara Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	(702)
Local Phone Number	483-8180
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-third of one redeemable Warrant
Trading Symbol	BRTMU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BRTM
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	BRTMW
Security Exchange Name	NASDAQ